PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 23, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss	$ 462.3
Quoted borrowing costs capitalised		$ 98.5	$ 113.5
Borrowing costs capitalized, weighted average interest rate		8.90%	7.38%
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Mining properties, stripping costs capitalized		$ 319.1	$ 199.2
Mining properties, stripping costs capitalized during period		181.4	87.9
Mining properties, stripping costs, depreciation expense		$ 61.5	$ 85.3
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate		5.75%		5.75%
Côté Gold
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of voting rights held in joint venture		70.00%